Employee benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Defined benefit obligation as of January 1	$ 14,644	$ 10,987
Net period cost charged to profit or loss:
Current service cost	222	2,187
Interest cost on benefit obligation	983	1,109
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	130	107
Payments made	(879)	(1,321)
Conversion effect foreign currency	(2,310)	1,575
Defined benefit obligation as of December 31	$ 12,790	$ 14,644